6. INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	June 30, 2014	June 30, 2013	Estimated Useful Lives
Purchased technology and exclusivity rights	$10,122	$2,550	7
Less: accumulated amortization	1,938	1,618
	$8,184	$932

Schedule of Amortization of Intangilbe Assets
2015	$1,268
2016	1,268
2017	1,268
2018	1,268
2019	1,083
Thereafter	2,029
$8,184